             U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.  Name and Address of issuer:

    Alliance Institutional Reserves, Inc.
    1345 Avenue of the Americas
    New York, New York  10105

2.  The name of each series or class of securities for which this
Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes):                         /X/

3.  Investment Company Act File Number:
    811-06068

    Securities Act File Number:
    33-34001

4(a).    Last day of fiscal year for which this Form is filed:
         April 30, 1999

4(b).    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end of the issuers fiscal year).
(See Instruction A.2)                                         / /

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be
filing this Form.                                             / /


5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year pursuant
           to section 24(f):                      $34,180,751,594


    (ii)   Aggregate price of securities redeemed
           or repurchased during the fiscal year: $32,827,218,987

    (iii)  Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to the
           Commission:                                   $-0-


    (iv)   Total available redemption credits
           [add Items 5(ii) and 5(iii)]:          $32,827,218,987


    (v)    Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                        $1,353,532,607


    (vi)   Redemption credits available for
           use in future years - if Item 5(i)
           is less than Item 5(iv) [subtract
           Item 5(iv) from Item 5(i)]:                       $-0-


    (vii)  Multiplier for determining
           registration fee (See Instruction C.9):      x .000278


    (viii) Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter 0 if no fee
           is due):                                     =$376,283

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.  Interest due - if this Form is being filed more
    than 90 days after the end of the issuers fiscal
    year (see Instruction D):                                 N/A


8.  Total of the amount of the registration fee
    due plus any interest due [line 5(viii)
    plus line 7]:                                       =$376,283


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: July 14, 1999

    Method of Delivery:

           /X/     Wire Transfer
           / /     Mail or other means

                            SIGNATURE

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By:  (Signature and Title)*       \s\ Edmund P. Bergan, Jr.
                                  Edmund P. Bergan, Jr.
                                  Secretary

Date:  July 14, 1999

* Please print the name and title of the signing officer below the signature.

















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